Consolidation of subsidiaries (Details Text) (Detail) - BRL (R$) R$ in Thousands				1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 12, 2018	Jan. 15, 2018	May 02, 2017	May 31, 2016	Jul. 31, 2013	Apr. 30, 2011	Mar. 31, 2018	Dec. 31, 2017	Mar. 29, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidation of subsidiaries (Details Text)
Total equity							R$ 4,476,722	R$ 870,391		R$ 687,486	R$ 626,862	R$ 461,877	R$ 426,563
Net+Phone
Consolidation of subsidiaries (Details Text)
Total equity							R$ 34,634	R$ 43,958			44,317
Ownership - %							99.99%	99.99%
Boa Compra
Consolidation of subsidiaries (Details Text)
Total equity							R$ 20,666	R$ 19,962			R$ 12,034
Ownership - %							99.99%	99.99%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, acquired equity interest
Consolidation of subsidiaries (Details Text)
Ownership - %						51.00%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, acquired additional
Consolidation of subsidiaries (Details Text)
Ownership - %					24.00%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, increasing its total ownership
Consolidation of subsidiaries (Details Text)
Ownership - %					75.00%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, acquired the remaining
Consolidation of subsidiaries (Details Text)
Ownership - %				25.00%
Boa Compra | UBN Internet Ltda. ("UBN"), a subsidiary of UOL, has became the owner of Boa Compra
Consolidation of subsidiaries (Details Text)
Ownership - %				100.00%
Boa Compra | Subsequently, UOL transferred its equity interest in Boa Compra to PagSeguro Brazil as a capital contribution
Consolidation of subsidiaries (Details Text)
Ownership - %				100.00%
BCPS
Consolidation of subsidiaries (Details Text)
Total equity							R$ 1,268	R$ 985
Ownership - %							99.50%	99.50%
R2TECH
Consolidation of subsidiaries (Details Text)
Total equity							R$ 2,330	R$ 1,566
Ownership - %			51.00%				51.00%	51.00%
BIVACO Holdings SA
Consolidation of subsidiaries (Details Text)
Ownership - %								51.41%
BIVA
Consolidation of subsidiaries (Details Text)
Total equity							R$ (247)	R$ 752
Ownership - %							74.93%	59.31%
Acquisition amount							R$ 4,650
BIVA | Acquired an additional
Consolidation of subsidiaries (Details Text)
Ownership - %	0.50%	15.12%
BIVA | Brazil Business Unit
Consolidation of subsidiaries (Details Text)
Ownership - %								74.93%
FIDC
Consolidation of subsidiaries (Details Text)
Total equity							R$ 188,353	R$ 181,759	R$ 20,000
Ownership - %							90.00%	100.00%
Rate the senior mezzanine quotes pay as a percentage of Interbank Deposit Certificate (CDI)							107.00%
FIDC | Subordinated quotes
Consolidation of subsidiaries (Details Text)
Ownership - %								100.00%